Additional Information to the Items of Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2024
Additional Information to the Items of Profit or Loss [Abstract]
Schedule of Additional Information to the Items of Profit or Loss
		Year ended December 31,
		2024	2023		2022
a.	Research and development expenses:
	Wages and related expenses	$390	$392		$436
	Share-based payment	45	34		264
	Regulatory, professional and other expenses	681	719		750
	Research and preclinical studies	211	101		703
	Clinical studies	276	254		369
	Chemistry and formulations	104	141		281

		1,707	1,641		2,803

b.	Sales and marketing expenses:
	Advertising	$367	$576		$363
	Amazon fees	495	1,042	*	454	*
	Depreciation	366	486		144
	Storage and shipping	167	145	*	91	*
	Management fees	120	235		30

		1,515	2,484		1,082

c.	General and administrative expenses:
	Wages and related expenses	507	415		437
	Share-based payment	419	68		633
	Professional and directors’ fees	3,009	2,594		2,468
	Business development expenses	108	86		161
	Regulatory expenses	158	202		162
	Office maintenance, rent and other expenses	128	110		80
	Investor relations and business expenses	197	369		1,486

		4,526	3,844	*	5,427

d.	Other expenses (income):
	Loss from sale of property and equipment	17	-		-
	Gain on sale of patent license, net (net of Polyrizon Ltd. holdings sold) (See also Note 25b)	(1,287)	-		-
		(1,270)	-		-

e.	Finance income:
	Net change in fair value of financial liabilities designated at fair value through profit or loss	(191)	(2,205)		(7,832)
	Interest from loans to related parties and deposits	(421)	-		-
	Exchange rate differences, net	-	(14)		-

		(612)	(2,219)		(7,832)
f.	Finance expenses:
	Issuance expenses related to warrants	-	-		1,204
	Exchange rate differences, net	18	-		4
	Losses from remeasurement of investment in financial assets	305	1,046		770
	Finance expense in respect of leases	8	9		15
	Finance expenses from interest and commissions	22	-		21

		$353	$1,055		$2,014

(*)	Reclassified